Schedule of Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Operating cash flows from operating leases	$ 55	$ 44
Operating cash flows from financing leases	1	2
Financing cash flows from financing leases	13	11
Operating leases		497
Financing leases